PROPERTY AND EQUIPMENT (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,742,358	$ 4,749,917
Accumulated depreciation	(4,005,500)	(3,784,808)
Property and equipment, net	736,858	965,109
Accumulated depreciation	4,005,500	3,784,808
Computers Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,796,301	2,800,872
Accumulated depreciation	(2,393,694)	(2,257,797)
Property and equipment, net	402,607	543,075
Accumulated depreciation	2,393,694	2,257,797
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	192,812	192,988
Accumulated depreciation	(161,430)	(152,149)
Property and equipment, net	31,382	40,839
Accumulated depreciation	161,430	152,149
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	163,266	163,525
Accumulated depreciation	(120,839)	(106,826)
Property and equipment, net	42,427	56,699
Accumulated depreciation	120,839	106,826
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	422,522	422,234
Accumulated depreciation	(376,188)	(364,655)
Property and equipment, net	46,334	57,579
Accumulated depreciation	376,188	364,655
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,140,927	1,143,704
Accumulated depreciation	(953,349)	(903,381)
Property and equipment, net	187,578	240,323
Accumulated depreciation	953,349	903,381
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	26,530	26,594
Accumulated depreciation
Property and equipment, net	26,530	26,594
Accumulated depreciation